Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Accounts Payable

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Accounts payable	3,009	2,554
Other accrued liabilities	8,615	7,498

Total accounts payable	11,624	10,052